Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY NY MUNICIPAL MONEY MARKET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000859037
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019